Other financial assets	12 Months Ended
Sep. 30, 2025
Other financial assets
Other financial assets

Note 18. Other financial assets

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Accrued interest receivable	1,921	2,223	1,735	1,987
Securities sold not delivered	7,048	1,716	7,041	1,716
Trade debtors	430	343	255	320
Interbank lending	319	174	246	173
Clearing and settlement balances	530	602	474	480
Accrued fees and commissions	401	276	258	155
Other	117	122	117	120
Total other financial assets	10,766	5,456	10,126	4,951